Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 9,786		¥ 4,066
Payments for computer systems under non-cancelable contracts	¥ 2,132	¥ 2,055	4,240	¥ 4,138
Estimated construction costs	119,923		119,923		146,945
Total unused credit and capital amount available	493,570		493,570		458,994
Guarantee Obligations Maximum Exposure	1,316,556		1,316,556		1,231,425
Guarantee Obligations Current Carrying Value	57,485		57,485		57,456
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,543,499		2,543,499		2,175,722
Provision for credit losses in the consolidated statements of income	171	¥ (225)	591	¥ (868)
Investment in securities pledged for primarily collateral deposits	367,973		367,973		407,495
Investments In Subsidaries Pledged	9,530		9,530		9,911
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	18,783		18,783		17,843
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	31,407		31,407		31,379
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	166,216		166,216		101,827
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	485,438		485,438		479,406
Guarantee Obligations Current Carrying Value	4,729		4,729		5,033
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	494,000		494,000		494,000
Guarantee Obligations Current Carrying Value	¥ 2,188		¥ 2,188		¥ 2,309